Note 3 - Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

Note 3. Recent Accounting Pronouncements

The Company has adopted ASU 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures, effective retrospectively as of the fiscal year ended December 31, 2024. ASU 2023-07 enhances the disclosures required for operating segments in the Company’s annual and interim consolidated financial statements. As a result of adoption, the Company’s segment disclosure now includes significant expense categories. The Company’s primary segment measure remains unchanged. See Note 15, Business Segment Information for enhanced disclosures associated with the adoption of ASU 2023-07.

In December 2023, The FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, to improve income tax disclosures around effective tax rates and cash income taxes paid. ASU-2023-09 is effective for public entities for annual periods beginning after December 15, 2024 (calendar year 2025). The Company is currently evaluating the adoption of this pronouncement and does not expect the adoption to have a material impact on the Company’s financial position, results of operations or financial disclosures.

All other new accounting pronouncements that have been issued, but not yet effective are currently being evaluated and at this time are not expected to have a material impact on the Company’s financial position or results of operations.